Income tax and social contribution - Schedule of balance of debts included in Federal Installment Payment Programs (REFIS and PERT) (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017
Income tax and social contribution
Air navigation fees (REFIS)	R$ 73.9	R$ 75.6
Air navigation fees (PERT)	38.8	39.6
Total	112.7	115.2
Current	9.7	9.8
Non-current	R$ 103.0	R$ 105.4